Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2020	May 31, 2020	Nov. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 29, 2020	Oct. 26, 2020	Sep. 30, 2020	Jun. 15, 2020	Jan. 31, 2020	Dec. 09, 2019	Jul. 13, 2019	Apr. 02, 2019
Reverse stock split, description	Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was effectuated on December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all periods presented.		The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share; 24,974,518 pre-reverse-split shares of common stock were combined during the 9-for-10 reverse split into 22,477,320 shares of post-reverse-split shares of common stock with 254 shares being issued for fractional shares through the date of the balance sheet.	1-for-4 reverse split	9-for-10 reverse stock split.
Common stock par value			$ .001	$ 0.001	$ 0.001
Common stock, shares authorized				250,000,000	250,000,000	225,000,000
Cash equivalents
Warrant exercise price												$ 4.44
Debt instrument maturity date		Aug. 14, 2020			Apr. 30, 2020
Conversion of debt into common stock, value		$ 25,382
Conversion of debt into common stock, shares		25,003
Conversion price per share		$ 1.02					$ 1.12	$ 1.12	$ 1.12		$ 2.60
Share-settled debt obligation with a related party				196,000
Assets and liabilities measured at fair value
Income tax likelihood percentage				Greater than 50 percent
Right of use-asset				$ 157,760	148,693					$ 189,600
Operating lease liability				157,760						$ 189,600
Accounting Standards Update 2016-02 [Member]
Right of use-asset													$ 154,917
Operating lease liability													$ 154,917
Convertible Notes [Member]
Convertible notes outstanding				230,000	280,000
Accrued interest				$ 5,671	6,981
Debt instrument maturity date				Jun. 30, 2021
Conversion of debt into common stock, value				$ 235,671	$ 286,981
Conversion of debt into common stock, shares				81,579	99,301
Conversion price per share				$ 2.89	$ 2.89
Warrant [Member]
Warrants outstanding				1,081,668	1,234,295
Weighted average, exercise price				$ 2.02	$ 2.12
Warrant [Member] | Minimum [Member]
Warrant exercise price				1.20	1.20
Warrant [Member] | Maximum [Member]
Warrant exercise price				$ 10.00	$ 15.56
Patents and Trademarks [Member]
Estimated useful life of intangible asset				60 months
Equipment [Member]
Estimated useful life of assets				3 years
Automobile [Member]
Estimated useful life of assets				5 years
Furniture and Fixtures [Member]
Estimated useful life of assets				7 years